Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
At cost:
Leasehold improvements	$ 25,716	$ 25,816
IT equipment	20,327	13,011
Furniture and fixtures	1,905	1,894
Exchange difference		(251)
Property and equipment, Gross	47,948	40,470
Less: accumulated depreciation	(37,407)	(31,841)
Property and equipment, net	$ 10,541	$ 8,629